BALANCE SHEETS - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Accounts receivable (note 17)	$ 45,672	$ 39,227
Current portion of loans receivable (note 7)	0	6,225
Deposits and prepaid expenses	3,709	5,205
Marketable securities	0	4,322
Current portion of risk management asset (note 17)	31,910	0
Current assets	81,291	54,979
Non-current assets [abstract]
Risk management asset (note 17)	1,213	445
Loans receivable (note 7)	0	8,775
Deferred taxes (note 13)	48,298	63,713
Exploration and evaluation assets (note 6)	22,731	29,246
Property, plant and equipment (note 7)	1,187,390	1,296,572
Total assets	1,340,923	1,453,730
Current liabilities
Accounts payable and accrued liabilities	73,307	78,695
Current portion of other deferred liabilities (note 10)	20,790	26,064
Current portion of risk management liability (note 17)	4,468	13,936
Current portion of Credit Facilities (note 8)	0	19,143
Current portion of decommissioning liability (note 9)	1,924	0
Current liabilities	100,489	137,838
Non-current liabilities [abstract]
Credit Facilities (note 8)	52,066	0
Convertible Debentures (liability component) (note 8)	39,426	37,420
Senior Notes (note 8)	305,409	324,691
Risk management liability (note 17)	3,422	2,646
Other deferred liabilities (note 10)	7,402	24,873
Decommissioning liabilities (note 9)	58,687	62,844
Total liabilities	566,901	590,312
SHAREHOLDERS’ EQUITY
Shareholders’ capital (note 11)	1,068,377	1,068,084
Convertible Debentures (equity component) (note 8)	7,818	7,818
Contributed surplus	56,092	54,418
Retained earnings (deficit)	(358,265)	(266,902)
Total shareholders’ equity	774,022	863,418
Total liabilities and shareholders’ equity	$ 1,340,923	$ 1,453,730